UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2004



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUND, INC. - USAA VALUE FUND - 1ST QUARTER REPORT -
PERIOD ENDED OCTOBER 31, 2004

[LOGO OF USAA]
    USAA(R)

                     USAA VALUE Fund

                                   [GRAPHIC OF USAA VALUE FUND]

              1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
      OCTOBER 31, 2004

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA VALUE FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES     SECURITY                                                   (000)
--------------------------------------------------------------------------------
                COMMON STOCKS (96.4%)

                ADVERTISING (0.5%)
     16,600     Valassis Communications, Inc.*                          $    571
                                                                        --------
                AEROSPACE & DEFENSE (2.3%)
     23,300     Boeing Co.                                                 1,163
     26,000     Goodrich Corp.                                               802
     26,500     Honeywell International, Inc.                                892
                                                                        --------
                                                                           2,857
                                                                        --------
                AIR FREIGHT & LOGISTICS (0.5%)
     12,400     Ryder System, Inc.                                           621
                                                                        --------
                AIRLINES (0.1%)
     17,300     Continental Airlines, Inc. "B"*                              161
                                                                        --------
                ALUMINUM (0.3%)
     14,400     Century Aluminum Co.*                                        333
                                                                        --------
                APPAREL RETAIL (0.5%)
     19,900     Men's Wearhouse, Inc.*                                       618
                                                                        --------
                APPLICATION SOFTWARE (0.9%)
     52,200     Mentor Graphics Corp.*                                       608
     18,900     Reynolds & Reynolds Co. "A"                                  465
                                                                        --------
                                                                           1,073
                                                                        --------
                AUTO PARTS & EQUIPMENT (0.4%)
      8,000     Lear Corp.                                                   431
                                                                        --------
                COMMODITY CHEMICALS (1.0%)
     51,300     Lyondell Chemical Co.                                      1,179
                                                                        --------
                CONSTRUCTION & ENGINEERING (0.4%)
     26,800     Insituform Technologies, Inc. "A"*                           531
                                                                        --------
                CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
     18,200     Terex Corp.*                                                 692
                                                                        --------
                CONSUMER FINANCE (2.4%)
     39,300     MBNA Corp.                                                 1,007
     41,900     SLM Corp.                                                  1,897
                                                                        --------
                                                                           2,904
                                                                        --------
                DISTRIBUTORS (0.5%)
     15,700     Genuine Parts Co.                                            626
                                                                        --------
                DIVERSIFIED BANKS (3.1%)
     51,300     Bank of America Corp.                                      2,298
     26,400     Wells Fargo & Co.                                          1,576
                                                                        --------
                                                                           3,874
                                                                        --------
                DIVERSIFIED CHEMICALS (0.4%)
      9,900     Eastman Chemical Co.                                         470
                                                                        --------

2

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES     SECURITY                                                   (000)
--------------------------------------------------------------------------------
                ELECTRIC UTILITIES (6.2%)
     41,300     American Electric Power Co., Inc.                       $  1,360
     93,600     CenterPoint Energy, Inc.                                     984
     47,600     Entergy Corp.                                              3,111
     17,100     FirstEnergy Corp.                                            707
     20,600     Pinnacle West Capital Corp.                                  878
     38,400     XCEL Energy, Inc.                                            656
                                                                        --------
                                                                           7,696
                                                                        --------
                ELECTRICAL COMPONENTS & EQUIPMENT (3.2%)
    104,600     American Power Conversion Corp.                            2,017
     30,100     Emerson Electric Co.                                       1,928
                                                                        --------
                                                                           3,945
                                                                        --------
                ELECTRONIC EQUIPMENT MANUFACTURERS (0.3%)
     25,600     Vishay Intertechnology, Inc.*                                331
                                                                        --------
                ENVIRONMENTAL SERVICES (0.6%)
     24,600     Waste Management, Inc.                                       701
                                                                        --------
                GENERAL MERCHANDISE STORES (1.7%)
    112,100     Dollar General Corp.                                       2,158
                                                                        --------
                HEALTH CARE EQUIPMENT (2.2%)
     64,300     Baxter International, Inc.                                 1,978
     15,300     Hillenbrand Industries, Inc.                                 762
                                                                        --------
                                                                           2,740
                                                                        --------
                HEALTH CARE FACILITIES (1.1%)
     69,000     Service Corp. International*                                 456
     25,600     Triad Hospitals, Inc.*                                       846
                                                                        --------
                                                                           1,302
                                                                        --------
                HEALTH CARE SUPPLIES (0.9%)
     19,500     Haemonetics Corp.*                                           640
     25,700     Sola International, Inc.*                                    493
                                                                        --------
                                                                           1,133
                                                                        --------
                HOTELS, RESORTS, & CRUISE LINES (2.7%)
     37,500     Carnival Corp.                                             1,896
     13,800     Kerzner International Ltd. (Bahamas)*                        700
     16,100     Royal Caribbean Cruises Ltd.                                 750
                                                                        --------
                                                                           3,346
                                                                        --------
                HOUSEHOLD APPLIANCES (2.1%)
     57,500     Stanley Works                                              2,560
                                                                        --------
                INDUSTRIAL CONGLOMERATES (0.8%)
     31,600     Tyco International Ltd. (Bermuda)                            984
                                                                        --------
                INDUSTRIAL MACHINERY (2.3%)
     25,100     Flowserve Corp.*                                             542
     11,700     Harsco Corp.                                                 567
     17,700     IDEX Corp.                                                   653
      6,600     ITT Industries, Inc.                                         535
     17,800     Kaydon Corp.                                                 527
                                                                        --------
                                                                           2,824
                                                                        --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES     SECURITY                                                   (000)
--------------------------------------------------------------------------------
                INSURANCE BROKERS (0.8%)
     27,600     Willis Group Holdings Ltd. (Bermuda)                    $    992
                                                                        --------
                INTEGRATED OIL & GAS (9.1%)
     45,800     BP plc ADR (United Kingdom)                                2,668
     33,600     ChevronTexaco Corp.                                        1,783
     33,100     ConocoPhillips                                             2,790
     24,500     Marathon Oil Corp.                                           934
     55,600     Occidental Petroleum Corp.                                 3,104
                                                                        --------
                                                                          11,279
                                                                        --------
                INTEGRATED TELECOMMUNICATION SERVICES (1.0%)
     30,500     Verizon Communications, Inc.                               1,193
                                                                        --------
                LEISURE PRODUCTS (2.1%)
     30,800     Brunswick Corp.                                            1,445
     66,300     Mattel, Inc.                                               1,161
                                                                        --------
                                                                           2,606
                                                                        --------
                MANAGED HEALTH CARE (2.8%)
     19,600     Anthem, Inc.*                                              1,576
     13,800     CIGNA Corp.                                                  875
     25,500     WellChoice, Inc.*                                          1,065
                                                                        --------
                                                                           3,516
                                                                        --------
                MARINE (0.6%)
     17,100     Kirby Corp.*                                                 718
                                                                        --------
                MULTI-LINE INSURANCE (1.2%)
     25,000     Hartford Financial Services Group, Inc.                    1,462
                                                                        --------
                MULTI-UTILITIES & UNREGULATED POWER (1.5%)
     60,100     Duke Energy Corp.                                          1,474
     38,900     Reliant Energy, Inc.*                                        400
                                                                        --------
                                                                           1,874
                                                                        --------
                OFFICE SERVICES & SUPPLIES (1.3%)
     13,200     Brady Corp. "A"                                              716
     20,000     Pitney Bowes, Inc.                                           875
                                                                        --------
                                                                           1,591
                                                                        --------
                OIL & GAS EXPLORATION & PRODUCTION (3.1%)
     31,700     Chesapeake Energy Corp.                                      510
     22,600     Encana Corp. (Canada)                                      1,116
     20,300     Encore Acquisition Co.*                                      663
     16,900     Kerr-McGee Corp.                                           1,001
      6,800     Murphy Oil Corp.                                             544
                                                                        --------
                                                                           3,834
                                                                        --------
                OTHER DIVERSIFIED FINANCIAL SERVICES (2.2%)
     43,300     Citigroup, Inc.                                            1,921
     20,900     J.P. Morgan Chase & Co.                                      807
                                                                        --------
                                                                           2,728
                                                                        --------
                PACKAGED FOODS & MEAT (2.3%)
     15,300     American Italian Pasta Co. "A"(b)                            310
     42,600     ConAgra Foods, Inc.                                        1,125
     28,200     Dean Foods Co.*                                              842
     16,600     H.J. Heinz Co.                                               603
                                                                        --------
                                                                           2,880
                                                                        --------

4

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES     SECURITY                                                   (000)
--------------------------------------------------------------------------------
                PAPER PACKAGING (0.4%)
     21,000     Chesapeake Corp.                                        $    487
                                                                        --------
                PAPER PRODUCTS (0.7%)
     23,200     International Paper Co.                                      893
                                                                        --------
                PHARMACEUTICALS (3.0%)
     60,500     Bristol-Myers Squibb Co.                                   1,418
     85,400     Schering-Plough Corp.                                      1,547
     32,100     Valeant Pharmaceuticals International                        770
                                                                        --------
                                                                           3,735
                                                                        --------
                PROPERTY & CASUALTY INSURANCE (4.4%)
     50,700     Allstate Corp.                                             2,438
     15,700     Axis Capital Holdings Ltd. (Bermuda)                         394
     35,700     XL Capital Ltd. "A" (Cayman Islands)(b)                    2,588
                                                                        --------
                                                                           5,420
                                                                        --------
                RAILROADS (1.6%)
     46,000     Burlington Northern Santa Fe Corp.                         1,923
                                                                        --------
                REAL ESTATE INVESTMENT TRUSTS (1.6%)
     61,800     American Financial Realty Trust                              909
     26,500     Crescent Real Estate Equities Co.                            424
     24,500     Equity Office Properties Trust                               689
                                                                        --------
                                                                           2,022
                                                                        --------
                REGIONAL BANKS (3.0%)
     10,800     Bank Hawaii Corp.                                            516
      7,700     Cullen/Frost Bankers, Inc.                                   377
     26,100     PNC Financial Services Group, Inc.                         1,365
     26,200     South Financial Group, Inc.                                  787
     22,000     TCF Financial Corp.                                          693
                                                                        --------
                                                                           3,738
                                                                        --------
                RESTAURANTS (1.4%)
     52,900     Wendy's International, Inc.                                1,765
                                                                        --------
                SPECIALTY CHEMICALS (0.5%)
     81,500     Polyone Corp.*                                               617
                                                                        --------
                SPECIALTY STORES (2.0%)
     27,800     Advance Auto Parts, Inc.*                                  1,087
      6,500     Cost Plus, Inc.*                                             210
     14,400     Linens 'n Things, Inc.*                                      347
     23,600     Weight Watchers International, Inc.*                         848
                                                                        --------
                                                                           2,492
                                                                        --------
                THRIFTS & MORTGAGE FINANCE (4.2%)
     24,900     MGIC Investment Corp.                                      1,601
     19,200     People's Bank                                                720
     18,600     Radian Group, Inc.                                           892
     51,800     Washington Mutual, Inc.                                    2,005
                                                                        --------
                                                                           5,218
                                                                        --------
                TOBACCO (7.1%)
     47,600     Altria Group, Inc.                                         2,307
     45,000     Imperial Tobacco Group plc ADR (United Kingdom)            2,113
                                                                        --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES     SECURITY                                                   (000)
--------------------------------------------------------------------------------
     27,100     Loews Corp. - Carolina Group                            $    733
     12,900     Reynolds American, Inc.                                      888
     66,900     UST, Inc.                                                  2,754
                                                                        --------
                                                                           8,795
                                                                        --------
                TRUCKING (0.5%)
     13,900     Covenant Transport, Inc. "A"*                                241
      9,100     J.B. Hunt Transport Services, Inc.                           372
                                                                        --------
                                                                             613
                                                                        --------
                Total common stocks (cost: $112,788)                     119,052
                                                                        --------
                MONEY MARKET INSTRUMENTS (5.9%)

                MONEY MARKET FUNDS(c)
  2,379,336     SSgA Money Market Fund, 1.38%                              2,379
  4,884,290     SSgA Prime Money Market Fund, 1.62%                        4,884
                                                                        --------
                Total money market instruments (cost: $7,264)              7,263
                                                                        --------
                SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
                FROM SECURITIES LOANED (2.0%)(a)

                MONEY MARKET FUNDS (0.8%)(c)
    204,664     AIM Short-Term Investment Co. Liquid
                   Assets Portfolio, 1.73%                                   205
    780,000     Merrill Lynch Premier Institutional Fund, 1.70%              780
                                                                        --------
                                                                             985
                                                                        --------
  PRINCIPAL
     AMOUNT
      (000)
-----------
                REPURCHASE AGREEMENTS (1.2%)(d)
     $1,500     CS First Boston LLC, 1.84%, acquired on 10/29/2004
                   and due 11/01/2004 at $1,500 (collateralized by
                   $9,020 of Freddie Mac Notes(e,+), 6.36%(f),
                   due 6/17/2033; market value of $1,531)                  1,500
                                                                        --------
                Total short-term investments purchased with cash
                   collateral from securities loaned (cost: $2,485)        2,485
                                                                        --------

                TOTAL INVESTMENTS (COST: $122,537)                      $128,800
                                                                        ========

6

 N O T E S
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           to Portfolio of INVESTMENTS

USAA VALUE FUND
OCTOBER 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Value Fund (the Fund).

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

             1. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

             2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

             3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

             4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

             5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. Valuing securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         B. As of October 31, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA VALUE FUND
OCTOBER 31, 2004 (UNAUDITED)

             of October 31, 2004, were $8,751,000 and $2,488,000, respectively, resulting in net unrealized appreciation of $6,263,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $123,548,000 at October 31, 2004, and in, total, may not equal 100%. Investments in foreign securities were 9.4% of net assets at October 31, 2004.

         D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The Fund, through its securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

         (b) The security or a portion thereof was out on loan as of October 31, 2004. The aggregate fair market value of these securities as of October 31, 2004, was approximately $2,419,000.

         (c) Rate represents the money market fund annualized seven-day yield at October 31, 2004.

         (d) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

         (e) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government agencies are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (f) Zero-coupon security. Rate represents the effective yield at October 31, 2004.

         * Non-income-producing security for the 12 months preceding October 31, 2004.

8

 N O T E S
==========----------------------------------------------------------------------

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

             DIRECTORS       Christopher W. Claus
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

        ADMINISTRATOR,       USAA Investment Management Company
   INVESTMENT ADVISER,       P.O. Box 659453
          UNDERWRITER,       San Antonio, Texas 78265-9825
       AND DISTRIBUTOR

        TRANSFER AGENT       USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

             CUSTODIAN       State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

           INDEPENDENT       Ernst & Young LLP
     REGISTERED PUBLIC       100 West Houston St., Suite 1900
       ACCOUNTING FIRM       San Antonio, Texas 78205

             TELEPHONE       Call toll free - Central time
      ASSISTANCE HOURS       Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

        FOR ADDITIONAL       (800) 531-8181
     INFORMATION ABOUT       For account servicing, exchanges,
          MUTUAL FUNDS       or redemptions
                             (800) 531-8448

       RECORDED MUTUAL       24-hour service (from any phone)
     FUND PRICE QUOTES       (800) 531-8066

           MUTUAL FUND       (from touch-tone phones only)
        USAA TOUCHLINE       For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             (800) 531-8777

       INTERNET ACCESS       USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800)531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

[LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
    USAA                ----------------------------------
                           INSURANCE o MEMBER SERVICES

48455-1204                                 (C)2004, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except Index Funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    12-27-04
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    12-27-04
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    12-27-04
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.